Intangible assets and property, plant and equipment	12 Months Ended
Dec. 31, 2019
Intangible assets and property, plant and equipment
Intangible assets and property, plant and equipment

10. Intangible assets and property, plant and equipment

Intangible assets

	December 31,
	2019	2018
	(€ in thousands)
Software	611	787
Licenses	83	109
Prepayments made on intangible assets	662	524
Total	1,356	1,420

The increase in prepayments made on intangible assets is due to capitalized customizing cost in connection with our ERP system. The decrease related to software is related to the scheduled amortization partially offset by additions.

Property, plant and equipment

	December 31,
	2019	2018 (1)
	(€ in thousands)
Land, buildings and leasehold improvements	20,045	17,085
Plant and machinery (2018 includes assets under finance lease)	5,779	9,072
Other facilities, factory and office equipment	1,459	1,502
Assets under construction and prepayments made	60	16
Total	27,343	27,675
Thereof pledged assets of Property, Plant and Equipment	6,618	6,691
Leased assets included in Property, Plant and Equipment:	--	357
Printers leased to customers under operating lease	--	208
Other factory equipment	--	149

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3 of the consolidated financial statements.

The pledged assets consist of the new office building and the new production hall, which were completed in 2017, as well as eight (in 2018: six) 3D printers that serve as collateral for certain credit lines and loan agreements. In March 2020, voxeljet pledged land and facilities located in Friedberg, Germany in favor of the EIB. For further information, see Note 19 and Note 25.

Amounts added to plant and machinery relating to self‑constructed 3D printers are considered non‑cash transactions, which totaled to kEUR 883 and kEUR 2,531 in the years ended December 31, 2019 and 2018, respectively.

The following table presents the composition of, and annual movement in, intangible assets and property, plant and equipment for the years 2019 and 2018, respectively:

2019

	(€ in thousands)
	Acquisition and manufacturing cost									Accumulated depreciation and amortization						Carrying amount
	01/01/2019 (1)	Recognition of right-of-use asset on initial application of IFRS 16	Adjusted balance at 01/01/2019	Additions	Disposals	Revaluation	Transfer	FX	12/31/2019	01/01/2019	Current year	Disposals	Transfer	FX	12/31/2019	12/31/2019
Intangible assets
Software	1,446	--	1,446	94	--	--	10	1	1,551	659	280	--	--	1	940	611
Licenses	245	--	245	--	--	--	--	--	245	136	26	--	--	--	162	83
Prepayments made on intangible assets	524	--	524	148	--	--	(10)	--	662	--	--	--	--	--	--	662
Total	2,215	--	2,215	242	--	--	--	1	2,458	795	306	--	--	1	1,102	1,356
Property, plant and equipment
Land, buildings and leasehold improvements	18,909	3,109	22,018	1,651	369	(534)	--	119	22,885	1,824	1,095	83	--	4	2,840	20,045
Plant and machinery	19,211	112	19,323	1,194	6,769	(1)	40	245	14,032	10,164	2,198	4,162	13	40	8,253	5,779
Other facilities, factory and office equipment	3,801	280	4,081	449	411	(1)	--	24	4,142	2,423	608	356	--	8	2,683	1,459
Assets under construction and prepayments made	16	--	16	59	16	--	--	1	60	--	--	--	--	--	--	60
Subtotal	41,937	3,501	45,438	3,353	7,565	(536)	40	389	41,119	14,411	3,901	4,601	13	51	13,776	27,343
Leased products	203	--	203	--	41	--	(163)	1	--	54	4	18	(40)	--	--	--
Total	42,140	3,501	45,641	3,353	7,606	(536)	(123)	390	41,119	14,465	3,905	4,619	(27)	51	13,776	27,343

2018

	(€ in thousands)
	Acquisition and manufacturing cost						Accumulated depreciation and amortization						Carrying amount
	01/01/2018	Additions	Disposals	Transfer	FX	12/31/2018	01/01/2018	Current year	Disposals	Transfer	FX	12/31/2018	12/31/2018 (1)
Intangible assets
Software	1,004	230	--	211	1	1,446	431	228	--	--	--	659	787
Licenses	245	--	--	--	--	245	109	27	--	--	--	136	109
Prepayments made on intangible assets	402	333	--	(211)	--	524	--	--	--	--	--	--	524
Total	1,651	563	--	--	1	2,215	540	255	--	--	--	795	1,420
Property, plant and equipment
Land, buildings and leasehold improvements	18,703	152	--	--	54	18,909	1,288	533	--	--	3	1,824	17,085
Plant and machinery	16,328	3,836	2,964	1,909	102	19,211	8,065	2,128	1,494	1,425	40	10,164	9,047
Other facilities, factory and office equipment	3,484	329	19	--	7	3,801	2,005	427	12	--	3	2,423	1,378
Assets under construction and prepayments made	8	17	--	(9)	--	16	--	--	--	--	--	--	16
Subtotal	38,523	4,334	2,983	1,900	163	41,937	11,358	3,088	1,506	1,425	46	14,411	27,526
Leased products	2,098	2	--	(1,900)	3	203	1,314	163	--	(1,425)	2	54	149
Total	40,621	4,336	2,983	--	166	42,140	12,672	3,251	1,506	--	48	14,465	27,675

(1) The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 3 of the consolidated financial statements.